LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of allowance for loan losses
Balance at beginning of year	¥ 12,406
Provision for loan losses	44,474	¥ 12,406
Write-off	(30,985)	0	¥ 0
Balance at end of year	¥ 25,895	¥ 12,406